Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2025
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2024 and 2025:

Consolidated VIEs	Consolidated assets
At March 31, 2024 (As Adjusted):	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥8,186,919	¥66,761	¥33,826	¥45,689	¥860,760	¥7,045,964	¥133,919
Investment funds	1,662,843	1,759	30,748	337,619	77,334	—	1,215,383
Special purpose entities created for structured financing	248,049	—	3,820	—	—	143,688	100,541
Repackaged instruments	296,435	9,892	—	137,795	132,951	15,000	797
Securitization of the MUFG Group’s assets	10,447,956	—	1,664	—	—	10,428,225	18,067
Trust arrangements	5,352,775	—	—	803,348	1,811,498	2,737,908	21
Other	85,008	470	5,366	14,059	38,219	2,481	24,413
Total consolidated assets before elimination	26,279,985	78,882	75,424	1,338,510	2,920,762	20,373,266	1,493,141
The amounts eliminated in consolidation	(3,671,326)	(68,736)	(41,258)	(72,217)	(600,219)	(2,859,135)	(29,761)
Total consolidated assets	¥22,608,659	¥10,146	¥34,166	¥1,266,293	¥2,320,543	¥17,514,131	¥1,463,380

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥8,162,014	¥—	¥6,331,278	¥1,371,157	¥459,579
Investment funds	1,147,832	—	1,136,495	8,772	2,565
Special purpose entities created for structured financing	136,230	—	—	117,947	18,283
Repackaged instruments	301,045	—	—	287,192	13,853
Securitization of the MUFG Group’s assets	10,460,439	—	—	10,454,694	5,745
Trust arrangements	5,352,880	3,292,449	1,131,120	—	929,311
Other	78,350	—	966	54,159	23,225
Total consolidated liabilities before elimination	25,638,790	3,292,449	8,599,859	12,293,921	1,452,561
The amounts eliminated in consolidation	(16,806,678)	(432)	(4,242,371)	(11,888,346)	(675,529)
The amount of liabilities with recourse to the general credit of the MUFG Group	(8,275,821)	(3,292,017)	(4,311,280)	(26,558)	(645,966)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥556,291	¥—	¥46,208	¥379,017	¥131,066

Consolidated VIEs	Consolidated assets
At March 31, 2025:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,814,826	¥57,908	¥11,001	¥87,129	¥1,094,698	¥6,531,210	¥32,880
Investment funds	2,255,725	8,623	48,396	420,259	90,580	—	1,687,867
Special purpose entities created for structured financing	313,346	—	14,509	—	—	158,337	140,500
Repackaged instruments	377,261	5,500	—	203,970	142,283	15,000	10,508
Securitization of the MUFG Group’s assets	10,113,082	—	174	—	—	10,100,566	12,342
Trust arrangements	3,618,564	—	—	740,514	1,661,663	1,216,343	44
Other	237,291	1,897	6,050	8,024	38,657	3,997	178,666
Total consolidated assets before elimination	24,730,095	73,928	80,130	1,459,896	3,027,881	18,025,453	2,062,807
The amounts eliminated in consolidation	(2,241,877)	(65,287)	(57,994)	(80,669)	(549,600)	(1,316,204)	(172,123)
Total consolidated assets	¥22,488,218	¥8,641	¥22,136	¥1,379,227	¥2,478,281	¥16,709,249	¥1,890,684

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,756,296	¥—	¥5,928,518	¥1,453,912	¥373,866
Investment funds	1,581,746	—	1,533,915	9,148	38,683
Special purpose entities created for structured financing	170,180	—	—	131,594	38,586
Repackaged instruments	340,464	—	—	222,733	117,731
Securitization of the MUFG Group’s assets	10,123,630	—	—	10,120,219	3,411
Trust arrangements	3,618,686	1,715,116	1,054,466	—	849,104
Other	288,690	—	650	244,285	43,755
Total consolidated liabilities before elimination	23,879,692	1,715,116	8,517,549	12,181,891	1,465,136
The amounts eliminated in consolidation	(16,567,315)	(651)	(4,084,517)	(11,771,730)	(710,417)
The amount of liabilities with recourse to the general credit of the MUFG Group	(6,723,403)	(1,714,465)	(4,391,003)	(39,244)	(578,691)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥588,974	¥—	¥42,029	¥370,917	¥176,028
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2024 and 2025:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2024 (As Adjusted):	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥39,009,182	¥9,223,412	¥7,284,351	¥13,184	¥2,147,351	¥5,123,816	¥—	¥3,860	¥3,860
Investment funds	140,717,674	7,385,746	4,757,037	321,000	300,803	3,719,748	415,486	16,172	16,172
Special purpose entities created for structured financing	72,102,436	7,696,582	5,334,476	93,808	61,114	5,134,236	45,318	251,944	251,944
Repackaged instruments	10,205,539	5,144,654	5,004,762	1,683,889	2,592,589	497,156	231,128	—	—
Other	96,343,162	4,594,025	3,234,286	261,745	—	2,871,454	101,087	17,651	17,651
Total	¥358,377,993	¥34,044,419	¥25,614,912	¥2,373,626	¥5,101,857	¥17,346,410	¥793,019	¥289,627	¥289,627

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2025:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥31,849,272	¥9,236,883	¥7,249,130	¥27,429	¥2,221,035	¥5,000,666	¥—	¥1,118	¥1,118
Investment funds	219,612,579	7,752,891	4,707,766	189,956	184,096	4,099,421	234,293	11,684	11,684
Special purpose entities created for structured financing	78,811,641	8,945,829	6,134,534	111,542	78,102	5,926,307	18,583	235,770	235,770
Repackaged instruments	8,162,093	4,431,963	4,282,437	2,120,466	1,439,837	559,491	162,643	—	—
Other	128,487,667	4,400,339	3,094,247	302,927	59,766	2,618,862	112,692	11,609	11,609
Total	¥466,923,252	¥34,767,905	¥25,468,114	¥2,752,320	¥3,982,836	¥18,204,747	¥528,211	¥260,181	¥260,181